Summary of Principal Accounting Policies - Leases (Details)	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Lessee, Operating Lease, Existence of Option to Extend	false
Lessee, Operating Lease, Existence of Option to Terminate	false